Accounts receivable	12 Months Ended
Dec. 31, 2011
Accounts receivable
9.	Accounts receivable

Accounts receivable consist of the following as of December 31:

	2011	2010
Open customer contracts	$32,216	$21,453
Trade accounts receivables	259,947	266,496
Accounts receivable before the allowance for doubtful accounts	$292,163	$287,949
Less allowance for doubtful accounts	-8,033	-9,732
Accounts receivable	$284,130	$278,217

The change in the allowance for doubtful accounts is as follows:

	2011	2010	2009
Balance at the beginning of the year	$9,732	$7,337	$9,031
Additions	$1,533	$4,506	$3,707
Utilization	-2,933	-2,232	-5,732
Effects of exchange rate changes	-299	121	331
Balance at the end of the year	$8,033	$9,732	$7,337

Open customer contracts comprise the following:

	2011	2010
Aggregate costs incurred	$176,368	$163,493
Recognized profits	24,448	25,842
Recognized losses	-65	-424
Progress billings	-168,535	-167,458
Open customer contracts	$32,216	$21,453

Open customer contracts are open contracts accounted for using the percentage of completion as of December 31 in the table above. The majority of the open customer contracts are expected to be completed within the next twelve months.